JUNE 30, 1999


                               SEMI-ANNUAL REPORT
                          to Variable Life Policyowners

                              DYNAMIC VARIABLE LIFE




                              Dynamic Variable Life
                         Reliastar United Services Life
                            Variable Separate Account
                               USLICO Series Fund







THIS REPORT IS FOR THE INFORMATION OF POLICYOWNERS AND NOT AN OFFERING OF THE SALE OF THE VARIABLE LIFE POLICY, WHICH CAN ONLY BE MADE BY A CURRENT PROSPECTUS.

[LOGO] RELIASTAR

RELIASTAR LIFE INSURANCE COMPANY
4601 Fairfax Drive, PO Box 3700
Arlington, VA 22203


HO 1078 (6/99)

A MESSAGE TO VARIABLE LIFE POLICYOWNERS


We are now in the fifth year of significant increases in the U.S. Stock Markets, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500 Index. Propelled by a second quarter increase of 12.1%, the Dow's increase for the twelve months ended June 30, 1999, was 22.6%. The S&P increased 6.7% in the second quarter and 21.1% for the last twelve months. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices and the percentage changes exclude dividends.

The yield on the 30-year Treasury Bond has increased, so that at the end of June, it was approximately 6.0%. Short-term rates, as measured by the 3-month Treasury Bill, are yielding 4.8%, which is also above a quarter ago.

The U.S. Gross Domestic Product for the first quarter of 1999 has increased 4.3% while inflation remains low with the Consumer Price Index increasing by 2.0% year-over-year on June 30, 1999.

The Variable Life Insurance Policies, which are the subject of this report, are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar Life Insurance Company, the issuer of your insurance policy.

THE STOCK ACCOUNT. On June 30, 1999, the invested assets were allocated 99.63% to 70 different stock positions with the remainder in a high quality money market fund. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

THE MONEY MARKET ACCOUNT. On June 30, 1999, this portfolio held 21 different issues of the highest quality commercial paper with maturities ranging from 1 day to 9 weeks.

THE INVESTMENT GRADE BOND ACCOUNT. Bonds represented 97.84% of the investable funds on June 30, 1999 with the remainder in a high quality money market fund. The portfolio was comprised of 30 bond issues, with scheduled maturities ranging from 4 months to 51 years.

THE ASSET ALLOCATION ACCOUNT. On June 30, 1999, invested assets were allocated 56.91% to common stocks and 42.33% to bonds, with the remainder in a high quality money market fund. There were 70 different common stock issues in the portfolio and 34 different bond positions.

THE OUTLOOK. For the remainder of 1999, we expect economic growth to slow to 1.5% to 2.5% given the lagged effect of the global financial crisis. Inflation and interest rates should remain near current levels. At the time of this report, macroeconomic indicators are showing signs of moderation and low unemployment. While the business expansion has been underway for almost 8 years, it is likely to be sustained throughout 1999. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.


ReliaStar Life Insurance Company is a wholly owned subsidiary of ReliaStar Financial Corp.


                                       Respectfully,

                                       /s/ Robert C. Salipante

                                       Robert C. Salipante
                                       Executive Vice President
                                       ReliaStar Life Insurance Company

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                         Sub-accounts
                                                                         ------------
                                                     COMMON          MONEY                           ASSET           TOTAL
                                                     STOCK           MARKET           BOND         ALLOCATION     SUB-ACCOUNTS
                                                  ------------    ------------    ------------    ------------    ------------
ASSETS:
 Investments in USLICO Series
    Fund Portfolios (see below)                   $ 16,252,309    $    886,356    $  1,605,876    $ 10,560,715    $ 29,305,256

 Policy loans                                        2,265,498          71,047         104,860       1,672,885       4,114,290

                                                  ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                                 18,517,807         957,403       1,710,736      12,233,600      33,419,546
                                                  ------------    ------------    ------------    ------------    ------------

LIABILITIES:
 Net accrued for policy related
     transactions due to (from) ReliaStar Life         196,131           8,411          13,643         189,734         407,919

 Amounts payable to ReliaStar Life                     500,000         500,000       1,000,000       1,000,000       3,000,000
                                                  ------------    ------------    ------------    ------------    ------------
       TOTAL LIABILITIES                               696,131         508,411       1,013,643       1,189,734       3,407,919
                                                  ------------    ------------    ------------    ------------    ------------

NET ASSETS - FOR VARIABLE LIFE
  INSURANCE POLICIES                              $ 17,821,676    $    448,992    $    697,093    $ 11,043,866    $ 30,011,627
                                                  ============    ============    ============    ============    ============

Investments basis data:
      Shares Owned                                   1,118,535         886,356         171,936         868,480
      Cost                                        $ 13,812,364    $    886,356       1,727,893    $  9,774,203



See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                                  Sub-accounts
                                                                                  ------------
                                                              COMMON         MONEY                         ASSET           TOTAL
                                                               STOCK         MARKET          BOND        ALLOCATION    SUB-ACCOUNTS
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                                   $    181,123   $     17,819   $     40,061   $    175,388   $    414,391
  Expenses:
    Mortality and expense risk charges                           38,075          2,200          3,977         25,485         69,737
                                                           ------------   ------------   ------------   ------------   ------------

    NET INVESTMENT INCOME                                       143,048         15,619         36,084        149,903        344,654
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains (losses) on investments                  993,197             --        (68,849)       193,904      1,118,252
  Net realized (losses) gains on investments                     11,893             --             --          8,373         20,266
                                                           ------------   ------------   ------------   ------------   ------------

    NET INCREASE (DECREASE) RESULTING FROM INVESTMENTS        1,005,090             --        (68,849)       202,277      1,138,518
                                                           ------------   ------------   ------------   ------------   ------------

        NET INCREASE (DECREASE) RESULTING FROM OPERATIONS     1,148,138         15,619        (32,765)       352,180      1,483,172
                                                           ------------   ------------   ------------   ------------   ------------

POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                                 858,812         30,391         39,523        547,829      1,476,555

  Transfers between sub-accounts                                  6,758          3,022         (8,762)        (1,018)            --

  Transfers for withdrawal/surrender                           (803,126)       (15,775)       (39,002)      (437,608)    (1,295,511)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR LIFE                                    (166,651)       (20,258)         4,324       (190,332)      (372,917)
                                                           ------------   ------------   ------------   ------------   ------------

        NET INCREASE (DECREASE) IN NET ASSETS                 1,043,931         12,999        (36,682)       271,051      1,291,299

NET ASSETS, BEGINNING OF PERIOD                              16,777,745        435,993        733,775     10,772,815     28,720,328
                                                           ------------   ------------   ------------   ------------   ------------

NET ASSETS, END OF PERIOD                                  $ 17,821,676   $    448,992   $    697,093   $ 11,043,866   $ 30,011,627
                                                           ============   ============   ============   ============   ============



See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

                                                                              Sub-accounts
                                                                              ------------
                                                     COMMON          MONEY                        ASSET            TOTAL
                                                     STOCK           MARKET        BOND         ALLOCATION      SUB-ACCOUNTS
                                                  ------------     ---------     ---------     ------------     ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                          $    110,146     $  21,427     $  42,183     $    156,022     $    329,778
  Expenses:
    Mortality and expense risk charges                  38,050         2,188         4,037           25,866           70,141
                                                  ------------     ---------     ---------     ------------     ------------

    NET INVESTMENT INCOME                               72,096        19,239        38,146          130,156          259,637
                                                  ------------     ---------     ---------     ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES):
  Net unrealized gains on investments                1,387,780          --          14,665          588,208        1,990,653
  Net realized gains on investments                       --            --            --               --               --
                                                  ------------     ---------     ---------     ------------     ------------

    NET INCREASE RESULTING FROM INVESTMENTS          1,387,780          --          14,665          588,208        1,990,653
                                                  ------------     ---------     ---------     ------------     ------------

        NET INCREASE RESULTING FROM OPERATIONS       1,459,876        19,239        52,811          718,364        2,250,290
                                                  ------------     ---------     ---------     ------------     ------------

POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                        944,675        32,787        42,988          621,152        1,641,602

  Transfers between sub-accounts                        51,585       (10,110)       (7,307)         (34,168)            --

  Transfers for withdrawal/surrender                  (646,939)       (5,701)      (29,215)        (447,764)      (1,129,619)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR UNITED SERVICES                (251,793)      (17,505)      (46,929)        (244,625)        (560,852)
                                                  ------------     ---------     ---------     ------------     ------------

        NET INCREASE IN NET ASSETS                   1,557,404        18,710        12,348          612,959        2,201,421

NET ASSETS, BEGINNING OF PERIOD                     15,600,968       414,175       685,741       10,180,999       26,881,883
                                                  ------------     ---------     ---------     ------------     ------------

NET ASSETS, END OF PERIOD                         $ 17,158,372     $ 432,885     $ 698,089     $ 10,793,958     $ 29,083,304
                                                  ============     =========     =========     ============     ============


See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

                                                                             Sub-accounts
                                                                             ------------
                                                   COMMON          MONEY                       ASSET            TOTAL
                                                   STOCK          MARKET         BOND        ALLOCATION      SUB-ACCOUNTS
                                                   -----          ------         ----        ----------      ------------
INVESTMENT INCOME:
  Income:
    Reinvested dividends                        $    118,871     $  21,165     $  48,469     $   179,051     $    367,556
  Expenses:
    Mortality and expense risk charges                31,095         2,222          3879          22,867           60,063
                                                ------------     ---------     ---------     -----------     ------------

NET INVESTMENT INCOME                                 87,776        18,943        44,590         156,184          307,493

NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS       1,491,367          --         (12,339)        530,229        2,009,257
NET REALIZED GAINS (LOSSES) ON INVESTMENTS             9,412          --            (471)         14,725           23,666
                                                ------------     ---------     ---------     -----------     ------------

  NET INCREASE  IN NET ASSETS
      RESULTING FROM OPERATIONS                    1,588,555        18,943        31,780         701,138        2,340,416

FROM POLICY RELATED TRANSACTIONS:

  Transfers in for net premiums                    1,017,483        40,269        51,153         664,450        1,773,355

  Transfers between sub-accounts                      10,113         2,567          (952)        (11,728)            --

  Transfers for withdrawal/surrender                (501,733)       (9,067)      (11,800)       (428,291)        (950,891)

TRANSFER OF INVESTMENT AND OPERATING
  RESULTS TO RELIASTAR UNITED SERVICES              (306,576)      (19,056)      (37,563)       (267,258)        (630,453)
                                                ------------     ---------     ---------     -----------     ------------

                 NET INCREASE  IN NET ASSETS       1,807,842        33,656        32,618         658,311        2,532,427

NET ASSETS, BEGINNING OF PERIOD                   12,634,747       398,660       615,387       8,875,099       22,523,893
                                                ------------     ---------     ---------     -----------     ------------

NET ASSETS, END OF PERIOD                         14,442,589     $ 432,316     $ 648,005     $ 9,533,410     $ 25,056,320
                                                ============     =========     =========     ===========     ============


See accompanying notes to financial statements.

RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I - NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999

(1) ORGANIZATION - ReliaStar United Services Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company ("ReliaStar Life"), previously ReliaStar United Services Life Insurance Company in 1986 under the insurance laws of the Commonwealth of Virginia. ReliaStar Life is a wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Lifes' general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     (a) VALUATION OF INVESTMENTS - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1999, were:
                                   Cost of Shares    Proceeds from
         Sub-account                  Acquired        Shares Sold
         -----------               --------------    -------------
         Common Stock                $  181,123        $   85,798
         Money Market                    17,818            21,081
         Bond                            50,867                --
         Asset Allocation               175,389           109,236
                                     ----------        ----------
         Total                       $  425,197        $  216,115
     (b) SECURITY TRANSACTIONS - Purchases and sales are recorded on the trade date.
     (c) FEDERAL INCOME TAXES - ReliaStar Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar Life, and their operations form a part of ReliaStar Life, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar Life.
     (d) CHARGES DEDUCTED FROM PREMIUMS - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.
     (e) AMOUNTS PAYABLE TO RELIASTAR LIFES - The amounts payable to ReliaStar Life in each sub-account arises from the amount allocated from ReliaStar Life to facilitate commencement of operations.
     (f) DIVIDENDS - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.
     (g) TRANSFER OF INVESTMENT AND OPERATING RESULTS FROM(TO) RELIASTAR LIFE - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar Life. When investment and operating results are insufficient to meet reserve requirements, ReliaStar Life transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $446,676, $477,865 and $507,200 for all sub-accounts for the six months ended June 30, 1999, 1998 and 1997, respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by Reliastar Life against each sub-account's investments for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed by ReliaStar Life is that the insured may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed by ReliaStar Life is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar Life.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I policies. ReliaStar Investment Research, Inc., previously known as Washington Square Advisers, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Pilgrim Baxter Value Investors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar Life are also officers and directors of Washington Square Securities, Inc., the Series Fund and ReliaStar Investment Research, Inc.

                               USLICO SERIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                  COMMON           MONEY                         ASSET            TOTAL
                                                   STOCK           MARKET         BOND         ALLOCATION      PORTFOLIOS
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO       COMBINED
                                               ------------    ------------   ------------    ------------    ------------
ASSETS
Cash and cash equivalents                      $    800,435    $        424   $     25,322    $    142,702    $    968,883
Common stock, at fair value (cost
   $27,741,957 and $8,977,054, respectively)     29,636,353              --             --       9,623,234      39,259,587
Bonds, at fair value (cost
   $2,913,277 and $7,447,937, respectively)              --              --      2,764,585       7,157,231       9,921,816
Commercial paper, at amortized
   cost which approximates fair value                    --       6,104,565             --              --       6,104,565
Dividends receivable                                 24,415              --             --           7,173          31,588
Interest receivable                                   1,420              17         36,323          84,689         122,449
Securities not settled, net                        (516,468)             --             --         (53,489)       (569,957)
                                               ------------    ------------   ------------    ------------    ------------
   TOTAL ASSETS                                  29,946,155       6,105,006      2,826,230      16,961,540      55,838,931
                                               ------------    ------------   ------------    ------------    ------------


LIABILITIES
Accrued expenses                                    201,052          41,651            562          51,791         295,056
                                               ------------    ------------   ------------    ------------    ------------
   TOTAL LIABILITIES                                201,052          41,651            562          51,791         295,056
                                               ------------    ------------   ------------    ------------    ------------


NET ASSETS                                     $ 29,745,103    $  6,063,355   $  2,825,668    $ 16,909,749    $ 55,543,875
                                               ============    ============   ============    ============    ============


NET ASSET VALUE PER SHARE                      $      14.69    $       1.00   $       9.38    $      12.25
                                               ============    ============   ============    ============


SHARES OUTSTANDING                                2,025,042       6,063,355        301,323       1,379,928
                                               ============    ============   ============    ============


NET ASSETS CONSIST OF:
Capital stock ($.001 par value)                $      2,025    $      6,063   $        301    $      1,380
Additional paid-in capital                       24,105,454       6,057,292      2,967,650      15,301,867
Accumulated undistributed
   net investment income (loss)                      (1,100)             --          1,142           3,337
Accumulated undistributed net
   realized gains (losses) from
   investment transactions                        3,744,328              --          5,267       1,247,691
Net unrealized appreciation (depreciation)
   of investments                                 1,894,396              --       (148,692)        355,474
                                               ------------    ------------   ------------    ------------
   Net assets                                  $ 29,745,103    $  6,063,355   $  2,825,668    $ 16,909,749
                                               ============    ============   ============    ============



See accompanying notes to financial statements.

                    USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)


COMMON STOCK
                                                        FAIR                                                               FAIR
                                          SHARES        VALUE                                               SHARES         VALUE
                                        ----------  -------------                                          ----------  -------------
COMPUTERS & ELECTRONICS - 4.95%                                        INDUSTRIAL - 17.83%
-------------------------------                                        -------------------
Intel, Corp.                                8,400    $   499,800       Black & Decker, Corp.                   3,200    $   202,000
International Business Machines, Corp.      5,400        697,950       Consolidated Edison, Inc.              11,100        502,275
Tyco International LTD                      2,900        274,775       DuPont E I DeNemours & Co.              2,300        157,119
                                                     ------------      Ford Motor Co.                         13,800        778,838
                                                       1,472,525       General Dynamics, Corp.                10,700        732,950
                                                     ------------      General Motors, Inc.                   11,300        745,800
ENERGY - 13.53%                                                        Georgia Pacific, Corp.                  3,800        180,025
---------------                                                        Hertz, Corp.                            5,200        322,400
BP Amoco                                    5,500        590,888       Kimberly Clark, Corp.                   7,700        438,900
Conoco, Inc.                                9,600        267,600       Mead, Corp.                             2,100         87,675
Exxon, Corp.                               13,300      1,025,763       Textron, Inc.                           7,200        592,650
Reliant Energy, Inc.                       10,800        298,350       Willamette Industry, Inc.               6,000        276,375
Royal Dutch Pete, Co.                       7,500        443,516       Waste Management, Inc.                  5,300        286,486
Tenneco, Inc.                              24,300        580,162                                                        ------------
Unocal, Corp.                              16,100        637,962                                                          5,303,493
Wisconsin Energy, Corp.                     7,200        180,450                                                        ------------
                                                     ------------      TELECOMMUNICATIONS - 14.98%
                                                       4,024,691       ---------------------------
                                                     ------------      A T & T, Corp.                          7,800        435,338
FINANCE - 21.97%                                                       Bell Atlantic, Corp.                   11,964        782,147
----------------                                                       BellSouth, Corp.                        6,000        281,250
AMBAC Financial Group, Inc.                 2,600        148,525       Century Telephone Enterprises, Inc.    20,350        808,913
American International Group, Inc.          4,500        526,781       GTE, Corp.                              6,200        469,650
Amsouth Bancorporation                     23,200        537,950       Knight Rider, Inc.                      8,200        450,488
Bank One, Corp.                             7,200        428,850       MCI WorldCom, Inc.                      3,500        301,218
Chase Manhattan, Corp.                     11,800      1,022,175       SBC Communications, Inc.                3,700        214,600
Citigroup, Inc.                            12,700        603,250       US West, Inc.                          12,100        710,875
Federal Home Loan Mortgage, Corp.          13,500        783,000                                                        ------------
Federal National Mortgage Assn.             8,300        567,513                                                          4,454,479
Fleet Financial Group, Inc.                13,600        603,500                                                        ------------
Hartford Life, Inc.                         3,200        168,400       TRANSPORTATION - 3.25%
Jefferson Pilot, Corp.                      4,500        297,844       ----------------------
Marsh & Mclennan Companies, Inc.            2,800        211,400       FDX, Corp.                              2,800        151,900
PNC Bank, Corp.                             3,800        218,975                                                        ------------
Reynolds RJ TOB Holdings, Inc.                  1             10                                                            151,900
Unionbancal, Corp.                          6,000        216,750                                                        ------------
Wells Fargo & Co.                           4,700        200,925       UTILITIES - 1.29%
                                                     ------------      -----------------
                                                       6,535,848       Ameritech, Corp.                        7,400        543,899
                                                     ------------      Central & Southwest, Corp.              4,100         95,837
FOOD, HOUSE & PERSONAL PRODUCTS - 15.17%                               Duke Energy, Co.                       13,200        717,750
----------------------------------------                               Florida Progress, Corp.                 7,500        309,843
American Stores, Co.                        5,800        272,601       GPU, Corp.                              3,800        160,313
Best Foods                                 11,900        589,050       LG & E Energy, Corp.                   21,500        451,500
Clorox, Co.                                 1,500        160,218       Peco Energy, Co.                       10,300        435,793
Harrahs Entertainment                      15,100        332,200       Puget Sound Energy, Inc.               11,300        271,200
Heinz H J, Co.                             11,100        556,388       Southern, Co.                           7,400        196,100
Kellogg, Co.                               17,600        580,800                                                        ------------
Kroger, Co.                                21,100        589,481                                                          3,182,235
Safeway, Inc.                               6,200        306,900                                                        ------------
Supervalu, Inc.                            10,900        279,994
Tricon Global Restaurants, Inc.            10,800        584,550
Whirlpool, Corp.                            3,500        259,000
                                                     ------------
                                                       4,511,182
                                                     ------------


                                                                       TOTAL COMMON STOCK                      99.63%    29,636,353

                                                                       OTHER ASSETS AND
                                                                        LIABILITIES, NET                         .37%       108,750
                                                                                                                        ------------

                                                                       NET ASSETS                             100.00%   $29,745,103
                                                                                                                        ============


See accompanying notes to financial statements.

                    USLICO SERIES FUND-MONEY MARKET PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                       PRINCIPAL        AMORTIZED
COMMERCIAL PAPER                                                                        AMOUNT            COST
                                                                                    --------------   --------------
                State Street Repo, 4.70%, Due July 1, 1999                           $    131,000     $    131,000
                Aluminum Company America, 4.8%, Due July 6, 1999                          300,000          299,800
                Abbott Labs, 4.80%, Due July 8, 1999                                      300,000          299,720
                AT+T Capital, Corp., 4.77%, Due July 12, 1999                             300,000          299,563
                American Express, Co., 4.80%, Due July 16, 1999                           300,000          299,400
                Cambell Soup, Co., 4.82%, Due July 16, 1999                               300,000          299,398
                Pfizer, Inc., 4.84%, Due July 19, 1999                                    300,000          299,274
                Baltimore Gas + Electric, Co., 5.12%, Due July 29, 1999                   300,000          298,805
                Motorola, Inc., 4.82%, Due July 29, 1999                                  300,000          298,875
                American General Financial, Corp., 4.78%, Due July 30, 1999               300,000          298,845
                Dupont EI DeNemours + Co., 4.85%, Due August 3, 1999                      300,000          298,666
                Gannett, Inc., 4.80%, Due August 4, 1999                                  300,000          298,640
                Procter + Gamble, Co., 4.97%, Due August 5, 1999                          300,000          298,550
                Bellsouth Telecomm, Inc., 4.92%, Due August 9, 1999                       300,000          298,401
                Becton Dickinson + Co., 5.01%, Due August 11, 1999                        300,000          298,288
                Heinz H J, Co., 4.95%, Due August 12, 1999                                300,000          298,268
                Shell Oil, Co., 4.85%, Due August 13, 1999                                300,000          298,262
                Johnson + Johnson, 5.12%, Due August 18, 1999                             300,000          297,952
                Household Financial, Corp. LTD, 4.90, Due August 23, 1999                 300,000          297,836
                Ford Motor, Co., 4.99%, Due August 27, 1999                               300,000          297,630
                Walt Disney, Co., 4.89%, Due September 3, 1999                            300,000          297,392

    TOTAL COMMERCIAL PAPER          100.68 %                                         $  6,131,000        6,104,565
                                                                                     ============

OTHER ASSETS AND
   LIABILITIES, NET                   -.68 %                                                               (41,210)
                                                                                                      ------------

NET ASSETS                          100.00 %                                                          $  6,063,355
                                                                                                      ============



See accompanying notes to financial statements.

                        USLICO SERIES FUND-BOND PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                      PAR              FAIR
BONDS                                                                                VALUE             VALUE
                                                                                  ------------     ------------
            GOVERNMENT - 17.96%
            -------------------
            FHLMC, 5.58%, Due December, 2026 #                                    $     79,911     $     81,973
            FNMA, 7.50%, Due July, 2027 #                                               14,750           15,151
            FNMA, 6.93%, Due July, 2027 #                                               21,872           22,611
            GNMA Pool 181826, 9.00%, Due March, 2021 #                                  18,035           19,235
            US Trust Security Strips, Due February, 2021                             1,040,000          267,404
            US Trust Security Strips, Due February, 2019                               100,000           28,981
            US Trust Security Strips, Due February, 2005                               100,000           72,000
                                                                                  -------------    -------------
                                                                                     1,374,568          507,355
                                                                                  -------------    -------------
            DRUGS & HEALTH CARE - 8.69%
            ---------------------------
            American Health PPTYS, Inc., 7.05%, Due January, 2002                      100,000           97,054
            Columbia/HCA Healthcare, Corp., 6.41%, Due June, 2000                      150,000          148,449
                                                                                  -------------    -------------
                                                                                       250,000          245,503
                                                                                  -------------    -------------
            FINANCE - 63.15%
            ----------------
            Abbey National PLC, 7.35%, Due October, 2049 #                             100,000           96,825
            Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                         50,000           50,649
            Amerco, 6.65%, Due October, 1999                                           150,000          149,804
            Amresco Residential Securities, Corp., 6.30%, Due January, 2028            100,000          100,500
            BHP Finance USA, 6.42%, Due March, 2026 #                                  100,000           98,354
            Equity Office Properties Trust, 6.38%, Due February, 2003                  150,000          147,345
            Franchise Financial  Corp. America, 8.25%, Due October 2003                100,000           99,679
            Health Care Reit, Inc.,7.57%, Due April 2000                               100,000           99,862
            IBJ Preferred Capital, Co., 8.79%, Due December, 2049 #                     25,000           20,974
            Macsaver Financial Services, Inc., 7.40%, Due February, 2002               150,000          128,250
            Malayan Banking Berhad-NY, 7.13%, Due September, 2005                      100,000           88,023
            Noranda Forest, Inc., 6.88%, Due November, 2005                            100,000           96,083
            Protection One Alarm Monitor, Inc., 7.38%, Due August 2005                 150,000          138,747
            Regency Centers, LP., 7.13%, Due July, 2005                                100,000          100,079
            SB Treasury, Co., 9.40%, Due December, 2049 #                               25,000           24,371
            Salomon Brothers Mortgage Securities VII, 6.30%, Due June, 2028            145,000          144,909
            Salomon Brothers Mortgage Securities VII, 1.00%, Due October , 2028         75,000           75,000
            TriNet Corporate Realty Trust, 6.75%, Due March, 2003                      100,000           95,500
            United Companies Financial, Corp., 9.35%, Due November, 1999               100,000           29,500
                                                                                  -------------    -------------
                                                                                     1,920,000        1,784,454
                                                                                  -------------    -------------
            INDUSTRIAL - 8.04%
            ------------------
            Bantec, Inc., 7.5%, Due June, 2008                                         100,000           86,343
            Conseco, Inc., 7.88%, Due December, 2000                                   140,000          140,930
                                                                                  -------------    -------------
                                                                                       240,000          227,273
                                                                                  -------------    -------------


   TOTAL BONDS             97.84%                                                 $  3,784,568        2,764,585
                                                                                  =============

OTHER ASSETS AND
   LIABILITIES, NET         2.16%                                                                        61,083
                                                                                                   -------------

NET ASSETS                100.00%                                                                  $  2,825,668
                                                                                                   =============

# - Callable at the option of the issuer.



See accompanying notes to financial statements.

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)


COMMON STOCK
                                                          FAIR                                                              FAIR
                                           SHARES         VALUE                                             SHARES         VALUE
                                         ----------   ------------                                        ----------   ------------
COMPUTERS & ELECTRONICS - 2.92%                                        INDUSTRIAL - 9.48%
-------------------------------                                        ------------------
Intel, Corp.                                  2,800   $   166,600      Black & Decker, Corp.                   1,100   $    69,438
International Business Machines, Corp.        1,800       232,650      Consolidated Edison, Inc.               3,600       162,900
Tyco International. LTD                       1,000        94,750      Du Pont E I De Nemours & Co.            1,000        68,313
                                                      ------------     Ford Motor, Co.                         4,500       253,969
                                                          494,000      General Dynamics, Corp.                 3,500       239,750
                                                      ------------     General Motors, Inc.                    3,700       244,200
ENERGY - 7.63%                                                         Georgia Pacific, Corp.                  1,200        56,850
--------------                                                         Hertz, Corp.                            1,700       105,400
BP Amoco                                      1,800       193,395      Mead, Corp.                               700        29,225
Conoco, Inc.                                  2,900        80,837      Texetron, Inc.                          2,300       189,319
Exxon, Corp.                                  4,400       339,350      Waste Management, Inc.                  1,700        91,892
Reliant Energy, Inc.                          3,500        96,688      Willamette Industry, Inc.               2,000        92,125
Royal Dutch Pete, Co.                         2,000       118,271                                                      ------------
Tenneco, Inc.                                 8,000       191,000                                                        1,603,379
Unocal, Corp.                                 5,300       210,013                                                      ------------
Wisconsin Energy, Corp.                       2,400        60,150      TELECOMMUNICATIONS - 9.39%
                                                      ------------     --------------------------
                                                        1,289,704      A T & T, Corp.                          2,550       142,322
                                                      ------------     Ameritech, Corp.                        2,400       176,400
                                                                       Bell Atlantic, Corp.                    3,842       251,171
FINANCE - 13.51%                                                       BellSouth, Corp.                        1,800        84,375
----------------                                                       Century Telephone Enterprises, Inc.     6,600       262,350
AMBAC Financial Group, Inc.                     800        45,700      GTE, Corp.                              2,050       155,288
American International Group, Inc.            1,400       163,888      Knight Rider, Inc.                      2,700       148,331
Amsouth Banckorportation                     10,600       245,788      MCI WorldCom, Inc.                      1,000        86,063
Bank One, Corp.                               2,200       131,038      SBC Communications, Inc.                1,200        69,600
Chase Manhattan, Corp.                        3,700       320,512      US West, Inc.                           3,600       211,500
Citigroup, Inc.                               4,200       199,500                                                      ------------
Federal Home Loan Mortage, Corp.              4,400       255,200                                                        1,587,399
Federal National Mortage Assn.                2,700       184,612                                                      ------------
Fleet Financial Group, Inc.                   4,400       195,250      TRANSPORTATION - .29%
Hartford Life, Inc.                           1,000        52,625      ---------------------
Jefferson Pilot, Corp.                        1,500        99,281      FDX, Corp.                                900        48,825
Marsh & Mclennan Companies, Inc.                900        67,950                                                      ------------
PNC Bank, Corp.                               1,200        69,150                                                           48,825
Reynolds RJ TOB Holdings, Inc.                    1            10                                                      ------------
Safeway, Inc.                                 2,100       103,950      UTILITIES - 5.29%
Unionbancal, Corp.                            2,000        72,250      -----------------
Wells Fargo & Co.                             1,800        76,950      Central & South West, Corp.             1,500        35,063
                                                      ------------     Duke Energy, Co.                        4,300       233,813
                                                        2,283,654      Florida Progress, Corp.                 3,200       132,200
                                                      ------------     GPU, Inc.                               1,100        46,406
FOOD, HOUSE & PERSONAL PRODUCTS - 8.41%                                LG&E Energy, Corp.                      6,800       142,800
---------------------------------------                                Peco Energy, Co.                        3,400       143,854
American Stores, Co.                          1,900        89,300      Puget Sound Energy, Inc.                3,700        88,800
Best Foods                                    3,900       193,050      Southern, Co.                           2,700        71,550
Clorox, Co.                                     300        32,044                                                      ------------
Harrahs Entertainment, Inc.                   4,200        92,400                                                          894,485
Heinz H J, Co.                                3,600       180,450                                                      ------------
Kellogg, Co.                                  5,700       188,100
Kimberly Clark, Corp.                         2,500       142,500
Kroger, Co.                                   6,900       192,769
Supervalu, Inc.                               3,600        92,475
Tricon Global Restaurants, Inc.               2,400       129,900
Whirlpool, Corp.                              1,200        88,800
                                                      ------------
                                                        1,421,788
                                                      ------------


                                                                       TOTAL COMMON STOCK                      56.91%    9,623,234
                                                                                                                       ------------



                                                                     (continued)

See accompanying notes to financial statements.

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)


BONDS                                                                                           PAR             FAIR
            GOVERNMENT - 9.00%                                                                 VALUE            VALUE
            ------------------                                                             ------------     -------------
            FHLMC, 9.00%, Due October, 2019 #                                                    7,214       $     7,690
            FHLMC, 5.58%, Due December, 2026 #                                                 209,391           214,795
            FNMA, 5.84%, Due July, 2027 #                                                       73,751            75,754
            FNMA, 6.00%, Due July, 2027 #                                                       58,180            60,144
            GNMA, 10.00%, Due February, 2016 #                                                   8,633             9,467
            US Trust Security Strips, Due February, 2005                                       450,000           324,000
            US Trust Security Strips, Due February, 2019                                       400,000           115,924
            US Trust Security Strips, Due February, 2021                                     2,780,000           714,794
                                                                                                             ------------
                                                                                                               1,522,568
                                                                                                             ------------
            DRUGS & HEALTH CARE - 3.31%
            ---------------------------
            American Health PPTYS, Inc., 7.05%, Due January, 2002                              200,000           194,108
            Columbia/HCA Healthcare, Corp., 6.41%, Due June, 2000                              370,000           366,174
                                                                                                             ------------
                                                                                                                 560,282
                                                                                                             ------------
            FINANCE - 27.03%
            ----------------
            Abbey National PLC, 7.35%, Due October, 2049 #                                     100,000            96,825
            Advanta Mortgage Loan Trust, 6.06%, Due March, 2028                                100,000           101,299
            Amerco, 6.65%, Due October, 1999                                                   300,000           299,607
            Amresco Residential Securities, Corp., 6.30%, Due January, 2028                    200,000           201,000
            BHP Finance USA, 6.42%, Due March, 2026 #                                          100,000            98,354
            Conseco, Inc., 7.88%, Due December, 2000                                           360,000           362,390
            Equity Office Properties Trust, 6.375%, Due February, 2003                         300,000           294,690
            Franchise Financial, Corp. America, 8.25%, Due October 2003                        200,000           199,358
            Health Care Reit, Inc., 7.57%, Due April 2000                                      360,000           359,503
            IBJ Preferred Capital, Co., 8.79%, Due December, 2049 #                            125,000           104,869
            Macsaver Financial Services, Inc., 7.40%, Due February, 2002                       350,000           299,250
            Malayan Banking Berhad-NY, 7.125%, Due September, 2005                             100,000            88,023
            Nomura Depositor Trust, 6.18%, Due January, 2003 #                                 100,000           100,125
            Noranda Forest, Inc., 6.88%, Due November, 2005                                    100,000            96,083
            Protection One Alarm Monitor, Inc., 7.38%, Due August 2005                         350,000           323,743
            Regency Centers, LP., 7.13%, Due July, 2005                                        300,000           300,237
            SB Treasury, Co., 9.40% Due December, 2049 #                                       125,000           121,853
            Salomon Brothers Mortgage Securities VII, 6.30%, Due June, 2028                    365,000           364,772
            Salomon Brothers Mortgage Securities VII, 1.00%, Due October, 2028                 365,000           365,000
            TriNet Corporate Realty Trust, 6.75%, Due March, 2003                              350,000           334,250
            United Companies Financial, Corp., 9.35%, Due November, 1999                       200,000            59,000
                                                                                                             ------------
                                                                                                               4,570,231
                                                                                                             ------------
            INDUSTRIAL - 2.38%
            ------------------
            Bantec, Inc., 7.5%, Due June 2008                                                  350,000           302,201
            Canadian Pacific, 6.875%, Due April, 2003                                          100,000           100,629
                                                                                                             ------------
                                                                                                                 402,830
                                                                                                             ------------
            UTILITIES - .60%
            ----------------
            Kansas City Power & Light, 7.40%, Due February, 2008 #                             100,000           101,320
                                                                                                             ------------
                                                                                                                 101,320
                                                                                                             ------------

               TOTAL BONDS                                                  42.33%           9,957,170         7,157,231
                                                                                           =============     ============

            TOTAL INVESTMENTS                                               99.24%                            16,780,465

            OTHER ASSETS AND
             LIABILITIES, NET                                                0.76%                               129,284
                                                                                                             ------------

                   NET ASSETS                                              100.00%                           $16,909,749
                                                                                                             ============



# - Callable at the option of the issuer.


See accompanying notes to financial statements.

                               USLICO SERIES FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                   Common           Money                             Asset
                                                    Stock           Market           Bond          Allocation
                                                  Portfolio       Portfolio        Portfolio        Portfolio
                                                ------------     ------------    ------------     ------------
Investment income:
   Income:
      Dividends                                      275,290               --    $         --     $     91,013
      Interest                                        10,602          146,981          81,676          212,096
                                                ------------     ------------    ------------     ------------
         Total income                                285,892          146,981          81,676          303,109
                                                ------------     ------------    ------------     ------------

   Expenses:
      Accounting fee                                  15,019            3,210           1,501            8,748
      Custodian fee                                   31,402            6,712           3,138           18,292
      Management fee                                  56,056            7,998           9,377           32,480
      Other administrative                            43,850            9,373           4,384           25,549
                                                ------------     ------------    ------------     ------------
         Subtotal                                    146,327           27,293          18,400           85,069
      Less expenses reimbursed by RLNY & RL           21,162              540           5,889           12,151
                                                ------------     ------------    ------------     ------------
         Total expenses                              125,165           26,753          12,511           72,918
                                                ------------     ------------    ------------     ------------
Net investment income                                160,727          120,228          69,165          230,191
                                                ------------     ------------    ------------     ------------

Realized and unrealized gains (losses)
 on investments:
   Net proceeds from sales                        40,338,972               --         347,273       14,656,204
   Cost of securities sold                       (36,594,644)              --        (341,833)     (13,408,513)
                                                ------------     ------------    ------------     ------------
Net realized gains on investments                  3,744,328               --           5,440        1,247,691
Net unrealized gains (losses) on investments      (1,427,234)              --        (112,689)        (738,464)
                                                ------------     ------------    ------------     ------------
Net gains (losses) on investments                  2,317,094               --        (107,249)         509,227
                                                ------------     ------------    ------------     ------------

      Net increase (decrease) in net assets
        resulting from operations                  2,477,821          120,228         (38,084)         739,418



See accompanying notes to financial statements.

                               USLICO SERIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                 Common           Money                               Asset
                                                                  Stock           Market             Bond           Allocation
                                                                Portfolio        Portfolio         Portfolio        Portfolio
                                                               ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                     $   (167,637)    $   (120,228)    $    (70,044)    $   (233,839)
     Net realized gains on investments                             (161,690)              --               --          (44,774)

CAPITAL SHARE TRANSACTIONS                                         (177,407)          99,628          101,914          113,575
                                                               ------------     ------------     ------------     ------------

         Net increase (decrease) in net assets                    1,971,087           99,628           (6,214)         574,380

NET ASSETS, BEGINNING OF YEAR                                    27,774,016        5,963,727        2,831,882       16,335,369
                                                               ------------     ------------     ------------     ------------
NET ASSETS, END OF YEAR                                        $ 29,745,103     $  6,063,355     $  2,825,668     $ 16,909,749
                                                               ============     ============     ============     ============



                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                     $   (206,937)    $   (141,520)    $    (73,481)    $   (246,561)
     Net realized gains on investments                                   --               --               --               --

CAPITAL SHARE TRANSACTIONS                                          206,937          141,520           73,481          246,561
                                                               ------------     ------------     ------------     ------------

         Net increase (decrease) in net assets                    2,802,851          141,520           95,836        1,152,239

NET ASSETS, BEGINNING OF YEAR                                    27,291,645        5,784,312        2,802,374       15,900,094
                                                               ------------     ------------     ------------     ------------
NET ASSETS, END OF YEAR                                        $ 30,094,496     $  5,925,832     $  2,898,210     $ 17,052,333
                                                               ============     ============     ============     ============



See accompanying notes to financial statements.

USLICO SERIES FUND - NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar Life Insurance Company (ReliaStar Life), previously ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (ReliaStar Life of New
York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     (a)  VALUATION OF INVESTMENTS
         1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
         2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
     (b) INCOME RECOGNITION - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
     (c) OTHER ADMINISTRATIVE FEES - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
     (d) FEDERAL INCOME TAXES - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
     (e) MANAGEMENT FEES - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1999, 1998 and 1997 the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios. The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof. ReliaStar Life will reimburse the Portfolios to the extent that management fees exceed .25%.. For the six months ended June 30, 1999 ReliaStar Life has reimbursed the Common Stock Portfolio $21,162, the Money Market Portfolio $540, the Bond Portfolio $5,889 and the Asset Allocation Portfolio $12,151.
     (f) CONTRIBUTIONS AND WITHDRAWALS - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.
     (g) RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - ReliaStar Life and ReliaStar Life of New York are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. Effective June 30, 1998, Washington Square Advisers, Inc. changed its name to ReliaStar Investment Research, Inc. The Fund's distributor, Washington Square Securities, Inc., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business. Effective January 1, 1998, Newbold's Asset Management, Inc. changed its name to Pilgrim Baxter Value Investors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., ReliaStar Life and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $1,000 for each meeting attended during 1999 abd 1998. $500 was paid for each meeting attended during 1997. For the six months ended June 30, 1999, 1998, and 1997, total fees paid to the Trustees aggregated $8,000, $8,000, and $4,000, respectively, for all Portfolios combined.

(4) INVESTMENTS - As of June 30, 1999, net unrealized appreciation (depreciation) for each portfolio was as follows:

                                                                          Net
                                                                      Unrealized
                                                                     Appreciation
                  Portfolio        Appreciation      Depreciation   (Depreciation)
                  ---------        ------------      ------------   --------------
               Common Stock         $2,502,209        $ (607,813)    $1,894,396
               Money Market              N/A                N/A           N/A
               Bond                     14,390          (163,082)      (148,692)
               Asset Allocation        900,082          (544,608)       355,474

(5) CAPITAL SHARE TRANSACTIONS - Transactions in capital stock for the six months ended June 30, were as follows:

                                                                   SHARES                       AMOUNT
                                                          -------------------------    -------------------------
                                                             1999           1998          1999            1998
                                                             ----           ----          ----            ----
COMMON STOCK PORTFOLIO:
  Shares issued in reinvestment of dividends .........        23,396         14,060    $  329,327     $  206,937
  Shares purchased/(redeemed) ........................       (35,361)            --      (506,734)            --
                                                          ----------     ----------    ----------     ----------
   Net increase (decrease) ...........................       (11,965)        14,060    $ (177,407)    $  206,937
                                                          ==========     ==========    ==========     ==========

MONEY MARKET PORTFOLIO:
Shares issued in reinvestment of dividends ...........       120,228        141,520    $  120,228     $  141,520
Shares purchased/(redeemed) ..........................       (20,600)            --       (20,600)            --
                                                          ----------     ----------    ----------     ----------
     Net increase (decrease) .........................        99,628        141,520    $   99,628     $  141,520
                                                          ==========     ==========    ==========     ==========

BOND PORTFOLIO:
Shares issued in reinvestment of dividends ...........         7,451          7,329    $   70,044     $   73,481
  Shares purchased/(redeemed) ........................         3,316             --        31,870             --
                                                          ----------     ----------    ----------     ----------
   Net increase (decrease) ...........................        10,767          7,329    $  101,914     $   73,481
                                                          ==========     ==========    ==========     ==========

ASSET ALLOCATION PORTFOLIO:
  Shares issued in reinvestment of dividends .........        23,380         19,580    $  278,613     $  246,561
  Shares purchased/(redeemed) ........................       (13,539)            --      (165,038)            --
                                                          ----------     ----------    ----------     ----------
   Net increase (decrease) ...........................         9,841         19,580    $  113,575     $  246,561
                                                          ==========     ==========    ==========     ==========

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                 COMMON           MONEY                             ASSET
                                                                  STOCK          MARKET            BOND           ALLOCATION
                                                                PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                              ------------     ------------     ------------     ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                            $      13.64     $       1.00     $       9.74     $      11.92
Income from investment operations:
  Net investment income                                               0.08             0.02             0.24             0.17
  Net realized and unrealized
     gains (losses) on securities                                     1.13               --            (0.36)            0.36
                                                              ------------     ------------     ------------     ------------
  Total from investment operations                                    1.21             0.02            (0.12)            0.53
Distributions:
  Distribution of income                                             (0.08)           (0.02)           (0.24)           (0.17)
  Distribution of capital gains                                      (0.08)              --               --            (0.03)
                                                              ------------     ------------     ------------     ------------
  Net asset value, end of period                              $      14.69     $       1.00     $       9.38     $      12.25
                                                              ============     ============     ============     ============

Total return                                                          8.95%            5.00%           -1.33%            4.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                     $ 29,745,103        6,063,355     $  2,825,668     $ 16,909,749

Expenses to average net assets                                        0.44%            0.44%            0.44%            0.44%
Net investment income to average net assets                           0.57%            2.00%            2.45%            1.40%
Portfolio turnover rate                                             266.78%             N/A            23.47%          169.63%
Weighted average number of shares outstanding
   for period ended  June 30, 1999                               2,029,473        6,016,381          293,733        1,371,136


                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                            $      13.50     $       1.00     $      10.00     $      11.98
Income from investment operations:
  Net investment income                                               0.11             0.02             0.27             0.19
  Net realized and unrealized
     gains on securities                                              1.27             0.00             0.07             0.67
                                                              ------------     ------------     ------------     ------------
  Total from investment operations                                    1.38             0.02             0.34             0.86
Distributions:
  Distribution of income                                             (0.10)           (0.02)           (0.26)           (0.18)
  Distribution of capital gains                                         --               --               --               --
                                                              ------------     ------------     ------------     ------------
  Net asset value, end of period                              $      14.78     $       1.00     $      10.08     $      12.66
                                                              ============     ============     ============     ============

Total return                                                         10.22%            2.00%            3.40%            7.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                     $ 30,094,496     $  5,925,832     $  2,898,210     $ 17,052,333

Expenses to average net assets                                        0.37%            0.37%            0.37%            0.37%
Net investment income to average net assets                           0.75%            2.42%            2.67%            1.55%
Portfolio turnover rate                                              43.31%             N/A            44.71%           40.91%
Weighted average number of shares outstanding
   for period ended  June 30, 1998                               2,025,571        5,854,271          282,265        1,332,971

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

                                                                 COMMON           MONEY                             ASSET
                                                                  STOCK          MARKET            BOND           ALLOCATION
                                                                PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                              ------------     ------------     ------------     ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                            $      13.25     $       1.00     $      10.02     $      11.85
Income from investment operations:
  Net investment income                                               0.13             0.02             0.31             0.24
  Net realized and unrealized
     gains (losses) on securities                                     1.65               --            (0.07)            0.71
                                                              ------------     ------------     ------------     ------------
  Total from investment operations                                    1.78             0.02             0.24             0.95
Distributions:
  Distribution of income                                             (0.13)           (0.02)           (0.31)           (0.23)
  Distribution of capital gains                                         --               --               --               --
                                                              ------------     ------------     ------------     ------------
  Net asset value, end of period                              $      14.90     $       1.00     $       9.95     $      12.57
                                                              ============     ============     ============     ============

Total return                                                         13.43%            2.00%            2.40%            8.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                     $ 26,132,069     $  5,774,744     $  2,801,730     $ 15,420,990

Expenses to average net assets                                        0.36%            0.36%            0.36%            0.36%
Net investment income to average net assets                           0.98%            2.35%            3.11%            1.96%
Portfolio turnover rate                                              40.94%             N/A            22.09%           31.38%
Weighted average number of shares outstanding
   for period ended  June 30, 1997                               1,759,005        5,858,375          277,117        1,222,311


                     FOR THE SIX MONTHS ENDED JUNE 30, 1996
                                   (UNAUDITED)

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year                            $      12.62     $       1.00     $      10.38     $      11.82
Income from investment operations:
  Net investment income                                               0.18             0.02             0.32             0.27
  Net realized and unrealized
     gains (losses) on securities                                     1.08               --            (0.61)            0.14
                                                              ------------     ------------     ------------     ------------
  Total from investment operations                                    1.26             0.02            (0.29)            0.41
Distributions:
  Distribution of income                                             (0.17)           (0.02)           (0.32)           (0.26)
  Distribution of capital gains                                         --               --               --               --
                                                              ------------     ------------     ------------     ------------
  Net asset value, end of period                              $      13.71     $       1.00     $       9.77     $      11.97
                                                              ============     ============     ============     ============

Total return                                                          9.98%            2.00%           (2.79%)           3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                     $ 21,331,637     $  5,837,918     $  2,628,032     $ 13,495,050

Expenses to average net assets                                        0.37%            0.37%            0.37%            0.37%
Net investment income to average net assets                           1.36%            2.38%            3.25%            2.25%
Portfolio turnover rate                                              38.57%             N/A            18.37%           29.82%
Weighted average number of shares outstanding
   for period ended June 30, 1996                                1,585,079        5,886,655          297,054        1,161,799

                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                     FOR THE SIX MONTHS ENDED JUNE 30, 1995
                                   (UNAUDITED)

                                                   COMMON           MONEY                             ASSET
                                                    STOCK          MARKET            BOND           ALLOCATION
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                ------------     ------------     ------------     ------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year              $      10.37     $       1.00     $       9.41     $      10.18
Income from investment operations:
  Net investment income                                 0.20             0.03             0.35             0.28
  Net realized and unrealized
     gains on securities                                1.56               --             0.74             1.18
                                                ------------     ------------     ------------     ------------
  Total from investment operations                      1.76             0.03             1.09             1.46
Distributions:
  Distribution of income                               (0.18)           (0.03)           (0.33)           (0.27)
  Distribution of capital gains                           --               --               --               --
                                                ------------     ------------     ------------     ------------
  Net asset value, end of period                $      11.95     $       1.00     $      10.17     $      11.37
                                                ============     ============     ============     ============

Total return                                           16.97%            3.00%           11.58%           14.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                       $ 17,192,186     $  5,635,745     $  2,858,249     $ 12,030,713

Expenses to average net assets                          0.25%            0.25%            0.25%            0.25%
Net investment income to average net assets             1.76%            2.80%            3.47%            2.64%
Portfolio turnover rate                                22.18%             N/A             8.39%           13.58%
Weighted average number of shares outstanding
   for period ended  June 30, 1995                 1,422,300        5,809,244          266,922        1,042,143

[LOGO] RELIASTAR                                                   BULK RATE
RELIASTAR LIFE INSURANCE COMPANY                                 U.S. POSTAGE
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